Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EMPOWER FUNDS INC
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 30, 2025
Supplement to Prospectus [Text Block]	EMPOWER FUNDS, INC.Empower S&P 500® Index Fund
Institutional Class Ticker: MXKWX
Investor Class Ticker: MXVIX
(the “Fund”)Supplement dated November 7, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2025, as supplemented Effective immediately, the Fund is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as its benchmark index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.Effective immediately, the following changes are made to the Prospectus, Summary Prospectus, and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the following paragraph is added as the second-to-last paragraph of the “Principal Investment Strategies” section:The Fund is classified as a diversified investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Benchmark Index. A non-diversified fund generally invests a greater portion of its assets in a limited number of issuers relative to a diversified fund.Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the following risk is being added to the “Principal Investment Risks” section:Non-Diversification Risk - The Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Benchmark Index. If the Fund becomes non-diversified, a relatively high percentage of its assets may be invested in securities of a limited number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political or regulatory occurrence affecting these issuers.